Note 5 - Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share Abstract
Earnings Per Share

Earnings per share

Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33. For more information see Glossary of terms.

The Bank issued additional share capital in 2017, 2016 and 2015 (see Note 26). In accordance with IAS 33, when there is a capital increase, earnings per share, basic and diluted, should be recalculated for previous periods applying a corrective factor to the denominator (the weighted average number of shares outstanding) This corrective factor is the result of dividing the fair value per share immediately before the exercise of rights by the theoretical ex-rights fair value per share. The basic and diluted earnings per share for 2016 were recalculated on this basis.

The calculation of earnings per share is as follows

Basic and Diluted Earnings per Share
	2017	2016 (*)	2015 (*)
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	3,519	3,475	2,642
Adjustment: Additional Tier 1 securities (1)	(301)	(260)	(212)
Profit adjusted (millions of euros) (A)	3,218	3,215	2,430
Weighted average number of shares outstanding (2)	6,642	6,468	6,290
Weighted average number of shares outstanding x corrective factor (3)	6,642	6,592	6,647
Adjusted number of shares - Basic earning per share (C)	6,642	6,592	6,647
Adjusted number of shares - diluted earning per share (D)	6,642	6,592	6,647
Earnings per share	0.48	0.49	0.37
Basic earnings per share from continued operations (Euros per share)A-B/C	0.48	0.49	0.37
Diluted earnings per share from continued operations (Euros per share)A-B/D	0.48	0.49	0.37

(1) Remuneration in the period related to contingent convertible securities, recognized in equity (see Note 22.3).

(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the period.

(3) Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.

(*) Data recalculated due to the mentioned corrective factor (see Notes 26 and 29).

As of December 31, 2017, 2016 and 2015, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same for both dates